	APPLIED FINANCE EXPLORER FUND
Schedule of Investments		January 31, 2022 (unaudited)
		Shares	Fair Value
97.34%	COMMON STOCKS
5.79%	COMMUNICATION SERVICES
	AMC Networks, Inc., Class A* . . . . . .	53,759	$ 2,291,746
	Ameris Bancorp. . . . . . . . . . . .	35,773	1,763,967
	Cars.com, Inc.* . . . . . . . . . . . .	133,195	2,075,178
	Sinclair Broadcast Group, Inc., Class A . .	60,753	1,669,492
	Tegna, Inc. . . . . . . . . . . . . . .	87,485	1,693,710
	Vonage Holdings Corp.* . . . . . . . .	85,523	1,782,299
	Ziff Davis, Inc.* . . . . . . . . . . . .	14,588	1,532,615
			12,809,007
9.37%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc.* . .	32,466	1,262,927
	Adtalem Global Education, Inc.* . . . . .	35,700	1,050,294
	Asbury Automotive Group, Inc.* . . . . .	8,345	1,343,295
	Caleres, Inc. . . . . . . . . . . . . .	60,000	1,438,800
	Everi Holdings, Inc.* . . . . . . . . . .	64,168	1,268,601
	Goodyear Tire and Rubber Co. . . . . .	76,070	1,576,931
	Group I Automotive, Inc. . . . . . . . .	10,135	1,721,024
	Installed Building Products, Inc. . . . . .	12,804	1,418,555
	Malibu Boats, Inc. Class A* . . . . . . . . . . . . . .	18,577	1,219,766
	MarineMax, Inc.* . . . . . . . . . . .	29,217	1,374,952
	Meritage Home Corp.* . . . . . . . . .	14,385	1,467,702
	Patrick Industries, Inc. . . . . . . . . .	17,728	1,141,683
	Rent-A-Center, Inc. . . . . . . . . . .	32,417	1,366,377
	Scientific Games Corp.* . . . . . . . .	27,613	1,593,270
	Taylor Morrison Home Corp.* . . . . . .	48,921	1,501,385
			20,745,562
3.93%	CONSUMER STAPLES
	Bellrings Brands, Inc.* . . . . . . . . .	64,895	1,580,842
	Darling Ingredients, Inc.* . . . . . . . .	22,601	1,441,266
	SpartanNash Co. . . . . . . . . . . .	75,301	1,850,146
	Sprouts Farmers Market, Inc.* . . . . . .	70,017	1,900,261
	United Natural Foods, Inc.* . . . . . . .	49,829	1,932,369
			8,704,884
	1

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
6.14%	ENERGY
	Antero Resources Corp.* . . . . . . . .	111,160	$ 2,170,955
	CNX Resources Corporation.* . . . . .	116,097	1,721,719
	EQT Corp.* . . . . . . . . . . . . . .	79,070	1,680,238
	Northern Oil and Gas, Inc. . . . . . . .	69,757	1,640,685
	PDC Energy, Inc. . . . . . . . . . . .	28,500	1,689,195
	SM Energy Co. . . . . . . . . . . . .	68,120	2,235,017
	Whiting Petroleum Corp.* . . . . . . .	32,876	2,441,043
			13,578,852
20.99%	FINANCIALS
	Arbor Realty Trust, Inc. . . . . . . . . .	109,137	1,910,989
	Cowen, Inc. . . . . . . . . . . . . .	50,360	1,595,405
	Curo Group Holdings Corp. . . . . . .	70,161	1,005,407
	Customers Bancorp, Inc.* . . . . . . .	38,785	2,261,165
	Donnelly Financial Solutions, Inc.* . . . .	54,255	2,019,371
	Encore Capital Group, Inc.* . . . . . . .	36,212	2,335,674
	Enova International, Inc.* . . . . . . . .	48,220	1,942,302
	Flagstar Bancorp, Inc. . . . . . . . . .	41,889	1,895,477
	Hancock Whitney Corp. . . . . . . . .	42,840	2,258,525
	Hilltop Holdings, Inc. . . . . . . . . . .	59,485	1,964,790
	Merchants Bancorp . . . . . . . . . .	56,436	1,645,109
	Navient Corp. . . . . . . . . . . . . .	97,853	1,705,578
	New Residential Investment Corp. . . . .	197,791	2,106,474
	PennyMac Financial Services, Inc. . . . .	32,179	2,017,623
	Piper Jaffray Cos. . . . . . . . . . . .	12,165	1,876,086
	PJT Partners, Inc. . . . . . . . . . . .	24,005	1,664,027
	Preferred Bank/Los Angeles . . . . . .	27,623	2,156,251
	Premier Financial Corp. . . . . . . . .	59,874	1,787,239
	Redwood Trust, Inc. . . . . . . . . . .	143,773	1,772,721
	SLM Corp. . . . . . . . . . . . . . .	95,843	1,757,761
	Steward Information Services Corp. . . .	25,166	1,797,607
	Valley National Bancorp. . . . . . . . .	121,457	1,690,681
	Victory Capital Holdings, Inc. . . . . . .	51,855	1,694,103
	Virtus Investment Partners, Inc. . . . . .	6,317	1,653,033
	WSFS Financial, Corp. . . . . . . . . .	37,036	1,939,946
			46,453,344
	2

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
11.67%	HEALTH CARE
	Allscripts Healthcare Solutons, Inc.* . . .	91,043	$ 1,840,889
	AMN Healthcare Services, Inc.* . . . . .	13,592	1,377,413
	Collegium Pharmaceutical, Inc. . . . . .	76,315	1,362,223
	The Ensign Group, Inc. . . . . . . . . .	16,476	1,242,785
	Fulgent Genetics, Inc.* . . . . . . . . .	16,876	1,077,870
	Innoviva, Inc.* . . . . . . . . . . . . .	92,630	1,484,859
	Ironwood Pharmaceuticals, Inc.* . . . .	128,396	1,431,615
	MEDNAX, Inc.* . . . . . . . . . . . .	55,046	1,345,875
	Medpace Holdings, Inc.* . . . . . . . .	8,625	1,530,593
	Owens & Minor, Inc. . . . . . . . . . .	37,206	1,566,001
	Patterson Companies, Inc. . . . . . . .	44,158	1,266,893
	Premier, Inc. Class A . . . . . . . . . .	38,311	1,464,246
	Prestige Consumer Healthcare, Inc.* . . .	25,442	1,436,201
	Supernus Pharmaceuticals, Inc.* . . . .	46,769	1,442,824
	Tenet Healthcare Corp.* . . . . . . . .	20,426	1,513,975
	Tivity Health, Inc.* . . . . . . . . . . .	67,294	1,711,959
	United Therapeutics Corp.* . . . . . . .	7,796	1,573,779
	Vanda Pharmaceuticals, Inc.* . . . . . .	74,784	1,133,725
			25,803,725
13.40%	INDUSTRIAL
	Atlas Air Worldwide Holdings* . . . . .	20,430	1,641,142
	Avis Budget Group, Inc.* . . . . . . . .	7,079	1,247,178
	Beacon Roofing Supply, Inc.* . . . . . .	31,411	1,723,522
	Builders FirstSource, Inc.* . . . . . . .	29,857	2,029,977
	Cornerstone Building Brands, Inc.* . . .	88,525	1,305,744
	EMCOR Group, Inc. . . . . . . . . . .	12,071	1,438,984
	Genco Shipping & Trading Ltd. . . . . .	88,593	1,378,507
	GMS, Inc.* . . . . . . . . . . . . . .	33,666	1,723,026
	GrafTech International Ltd. . . . . . . .	139,073	1,457,485
	Herc Holdings, Inc. . . . . . . . . . .	13,816	2,216,777
	Hillenbrand, Inc. . . . . . . . . . . .	30,021	1,395,376
	Matson, Inc. . . . . . . . . . . . . .	18,992	1,854,759
	NV5 Global, Inc.* . . . . . . . . . . .	12,516	1,309,048
	REV Group, Inc. . . . . . . . . . . . .	101,293	1,360,365
	3

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
	Schneider National, Inc. . . . . . . . .	52,332	$ 1,339,699
	TriNet Group, Inc.* . . . . . . . . . . .	14,130	1,203,876
	UFP Industries, Inc. . . . . . . . . . .	20,596	1,644,797
	Veritiv Corp.* . . . . . . . . . . . . .	19,684	1,832,187
	Werner Enterprises, Inc. . . . . . . . .	34,579	1,541,878
			29,644,327
8.05%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.* . . . . . . . . .	61,734	1,124,793
	Consensus Cloud Solutions* . . . . . .	26,466	1,500,622
	CSG Systems International, Inc. . . . . .	21,504	1,220,782
	Diodes, Inc.* . . . . . . . . . . . . .	16,533	1,534,097
	Ichor Holdings, Ltd.* . . . . . . . . . .	31,720	1,345,562
	Insight Enterprises, Inc.* . . . . . . . .	11,813	1,112,194
	Progress Software Corp. . . . . . . . .	29,596	1,346,914
	Rambus, Inc.* . . . . . . . . . . . . .	45,581	1,150,920
	Sanmina Corp.* . . . . . . . . . . . .	33,537	1,268,369
	ScanSource, Inc.* . . . . . . . . . . .	45,647	1,423,273
	SMART Global Holdings, Inc.* . . . . . .	25,174	1,443,981
	Synaptics, Inc.* . . . . . . . . . . . .	7,772	1,634,840
	Ultra Clean Holdings, Inc.* . . . . . . .	33,988	1,713,675
			17,820,022
5.35%	MATERIALS
	AdvanSix, Inc. . . . . . . . . . . . .	24,861	1,046,399
	Alamos Gold, Inc. . . . . . . . . . . .	164,773	1,125,400
	Boise Cascade Co. . . . . . . . . . .	24,599	1,727,342
	Cleanwater Paper Corp.* . . . . . . . .	38,432	1,215,220
	Commerical Metals Co. . . . . . . . .	40,000	1,337,600
	Element Solutions, Inc. . . . . . . . . .	75,237	1,688,318
	Koppers Holdings, Inc.* . . . . . . . .	39,601	1,183,278
	Ryerson Holding Corp. . . . . . . . . .	46,438	951,979
	Warrior Met Coal, Inc. . . . . . . . . .	60,000	1,572,000
			11,847,536

4

QUARTERLY REPORT

	APPLIED FINANCE EXPLORER FUND
Schedule of Investments - continued		January 31, 2022 (unaudited)
		Shares	Fair Value
8.80%	REAL ESTATE
	Brandywine Realty Trust . . . . . . . .	196,458	$2,526,450
	Corecivic, Inc.* . . . . . . . . . . . .	138,100	1,396,191
	National Storage Affliates . . . . . . .	33,004	2,031,726
	Newmark Group, Inc., Class A . . . . .	131,774	2,017,460
	Office Properties Income Trust . . . . .	78,143	1,991,084
	Paramount Group, Inc. . . . . . . . . .	291,531	2,533,404
	Piedmont Office Realty . . . . . . . .	146,680	2,605,037
	Realogy Holdings Corp.* . . . . . . . .	128,322	2,117,313
	The Macerick Co. . . . . . . . . . . .	137,018	2,266,278
			19,484,943
3.85%	UTILITIES
	Brookfield Infrastructure Corp. . . . . .	41,049	2,722,370
	New Jersey Resources Corp. . . . . . .	73,198	2,943,292
	Otter Tail Corp. . . . . . . . . . . . .	44,980	2,851,732
			8,517,394
97.34%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		215,409,596
0.14%	EXCHANGE TRADED FUNDS
0.14%	SMALL CAP
	iShares Russell 2000 ETF . . . . . . .	900	181,116
	iShares Russell 2000 Growth ETF . . . .	500	126,865
			307,981
0.14%	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		307,981
2.74%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional 0.01%** . . . . . . . . .	6,060,420	6,060,420
	TOTAL MONEY MARKET FUND . . . . . . . . . . . .		6,060,420
100.22%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		221,777,997
(0.22%)	Liabilities, in excess of other assets . . . . . . . . . . . . . . . . . . . . . .		(483,691)
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$221,294,306

*Non-income producing

**Effective 7 day yield as of January 31, 2022

5

QUARTERLY REPORT

APPLIED FINANCE EXPLORER FUND

Schedule of Investments - continued	January 31, 2022 (unaudited)

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Common Stocks . . . .	$215,409,596	$—	$—	$215,409,596
Exchange Traded Fund .	307,981	—	—	307,981
Money Market Fund . . .	6,060,420	—	—	6,060,420
Total Investments . . . .	$221,777,997	$—	$—	$221,777,997

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2022.

At January 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $197,607,583 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$ 28,661,724
Gross unrealized depreciation . .	(4,491,310)
Net unrealized appreciation . . .	$ 24,170,414
6

QUARTERLY REPORT